UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04632

The European Equity Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/24

Item 1.	Reports to Stockholders.

(a)

June 30, 2024
Semiannual Report
to Shareholders
The European Equity Fund, Inc.
Ticker Symbol: EEA

Contents

The European Equity Fund, Inc.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment
Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
4
Letter to the Shareholders
9
Performance Summary
11
Schedule of Investments
17
Statement of Assets and Liabilities
18
Statement of Operations
19
Statements of Changes in Net Assets
20
Financial Highlights
22
Notes to Financial Statements
29
Report of Annual Meeting of Stockholders
30
Additional Information

The European Equity Fund, Inc.

The Fund seeks long-term capital appreciation through investment primarily in equity and equity-linked securities of issuers domiciled in Europe.
Investments in funds involve risks, including the loss of principal.
The shares of most closed-end funds, including the Fund, are not continuously offered.
Once issued, shares of closed-end funds are bought and sold in the open market.
Shares of closed-end funds frequently trade at a discount to net asset value. The price of the Fund’s shares is determined by a number of factors, several of which are beyond the control of the Fund. Therefore, the Fund cannot predict whether its shares will trade at, below or above net asset value.
This Fund is diversified and primarily focuses its investments in equity securities of issuers domiciled in Europe, thereby increasing its vulnerability to developments in that region. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Any fund that concentrates in a particular segment of the market or in a particular geographical region will generally be more volatile than a fund that invests more broadly.
The United States, the European Union (EU), the United Kingdom, and other countries have imposed sanctions in response to the Russian military and other actions in recent years. Russia, in turn, has imposed sanctions targeting Western individuals, businesses and products. The various sanctions have adversely affected, and may continue to adversely affect, not only the Russian economy but also the economies of many countries in Europe, and the imposition of further sanctions may materially adversely affect the value of securities in the Fund’s portfolio.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

Letter to the Shareholders
(Unaudited)

The European Equity Fund, Inc.
Dear Shareholder,
For the six-month period ended June 30, 2024, the total return of the
European Equity Fund, Inc. (the “Fund”) in U.S. dollars (USD) was 3.89%
based on net asset value and 4.61% based on market price. During the same period, the return of the Fund’s benchmark, the MSCI Europe Index, was 5.81%.
1
The Fund’s discount to net asset value averaged 17.19% for
the period from January 1, 2024 to June 30, 2024, compared with 13.66%
for the same period a year earlier.
While the journey was somewhat uneven, European equities as gauged by the benchmark MSCI Europe Index closed both the first and second quarters of 2024 at new all-time highs. After essentially treading water during January, market returns were positive for both February and March.
The second quarter saw increased volatility, as a modest decline in April was followed by a strong May before some gains were given back in June.
The most important story in the first quarter was that global economic data kept surprising on the upside, which raised hopes that a “soft landing” was still on the horizon. In this vein, eurozone growth held steady in the quarter in contrast to initial expectations for a small decline. In addition, purchasing manager indices (PMIs) for the region continued to rise, with the flash eurozone composite PMI for March reaching a nine-
month high of 49.9.
During the second quarter, financial markets focused on several risks to the benign, soft-landing outlook. While equities again advanced over the three months, performance leadership remained narrow and mostly driven by companies with the largest market capitalizations. Moreover, sovereign bonds struggled as investors priced in reduced expectations for central bank rate cuts over the second half of 2024, even as the European
Central Bank delivered its first rate cut since the pandemic. Geopolitical risks were also in focus, including the potential for widening conflict in the Middle East. In June, French assets sold off after President Macron announced a snap legislative election. As the quarter drew to a close, there were growing signs of weakness in global economic data. The flash eurozone composite PMI, which had reached a high of 52.2 for May, declined to 50.9 for June.

The European Equity Fund, Inc.

From a sector perspective, information technology was the top performer within the benchmark, in large part due to optimism around artificial intelligence, particularly after chipmaker Nvidia released its first quarter earnings report in May. Healthcare posted the second most significant advance, driven by large-capitalization pharmaceutical stocks such as
AstraZeneca PLC, Novo Nordisk A/S and Novartis AG which rose after strong first quarterly earnings reports and on excitement around product innovations. Performance for the financials sector was supported by higher inflation expectations and the prospect of interest rates staying higher for a prolonged period. Finally, industrials also outperformed the broader benchmark, mostly on the strength of defense and aerospace stocks. Sectors that lagged within the benchmark included consumer discretionary as automakers confronted softer demand and uncertainty with respect to China, while growth slowed in the luxury goods segment.
In addition, sectors that benefit from lower interest rates suffered declines as central bank rate cut expectations were pushed back, most notably utilities and to a lesser degree consumer staples and real estate.
With respect to the Fund’s performance, positioning in industrials weighed most heavily on return relative to the benchmark. Individual stocks that detracted the most included Germany-domiciled logistics operator Deutsche Post AG and industrial and specialty chemicals distributor Brenntag SE. Positions in the Danish transport and logistics services company DSV A/S and German airline Deutsche Lufthansa AG also registered declines.
Sector Diversification
(As a % of Equity Securities) 6/30/24 12/31/23
Financials 20% 21%
Industrials 16% 16%
Health Care 16% 14%
Consumer Discretionary 10% 11%
Information Technology 10% 9%
Communication Services 8% 8%
Materials 7% 8%
Consumer Staples 5% 6%
Energy 5% 5%
Utilities 3% 2%
100% 100%

The European Equity Fund, Inc.
Positioning in consumer discretionary also constrained return, most notably holdings of German athletic apparel manufacturer Puma SE. This drag on relative performance was partially offset by positions in German athletic apparel company adidas AG and in U.K. caterer Compass Group
PLC.
On the positive side, positioning in healthcare proved additive to relative performance, with contributions led by the Fund’s long-standing position in Danish pharmaceutical company Novo Nordisk A/S, which has seen its results boosted by the expanding uptake of GLP-1 drugs for weight loss.
Market Outlook
From a macroeconomic perspective, we are maintaining our eurozone
2024 inflation forecast of 2.5%, down from 2.9% at the end of 2023, as well as a decline to 2.3% in 2025. We expect U.K. inflation to come down to 2.5% in 2024 and to 2.3% in 2025 as well. We anticipate that the eurozone economy will continue to see a gradual acceleration from
Ten Largest Equity Holdings at June 30, 2024
(34.4% of Net Assets) Country Percent
1 . Novo Nordisk A/S Denmark 7.0%
2 . ASML Holding NV Netherlands 5.0%
3 . HSBC Holdings PLC
United
Kingdom
3.6%
4 . Allianz SE (Registered) Germany 2.9%
5 . Deutsche Telekom AG (Registered) Germany 2.9%
6 . CRH PLC United States 2.8%
7 . TotalEnergies SE France 2.8%
8 . AXA SA France 2.6%
9 . Swedbank AB Sweden 2.4%
10 . Compass Group PLC
United
Kingdom
2.4%
Portfolio holdings and characteristics are subject to change and not indicative of future portfolio composition.
For more details about the Fund’s investments, see the Schedule of Investments commencing on page 11. For additional information about the Fund, including performance, dividends, presentations, press releases, market updates, daily NAV and shareholder reports, please visit dws.com.

The European Equity Fund, Inc.

low levels, rising from 0.7% growth in 2024 to 1.1% in 2025. In our view, the European Central Bank is likely to keep interest rates in restrictive territory following its initial rate cut in June, with three further decreases and a target overnight lending rate of 3% at the end of June 2025. While the Bank of England held rates steady at its June meeting, if the United
Kingdom's wage and service price inflation moderate as expected, we could see a total of four rate cuts by March of 2025.
With respect to corporate earnings, a strong first quarter reporting season led by the information technology, industrials, and healthcare sectors supports an outlook for growth to resume in 2024 and increase in future years.
As for our sector strategy, we think the stabilization of purchasing manager surveys at positive levels means we should see increased demand for capital goods as inventory levels are reduced. Within financials, we have taken profits on some bank positions on the view that interest rates have peaked and are ultimately headed lower. Finally, we have reduced exposure to materials as a source of cash after the sector’s recent strong performance.
In closing, we very much regret to report the recent passing of Walter C.
Dostmann, who served as a Director of the Fund since 2015. He made valuable contributions to the success of the Fund through his wise counsel as a Director and service on committees of the Board, including as
Chairman of the Audit and Advisory Committees.
Sincerely,
Juan Barriobero de la Pisa
Portfolio Manager
Hepsen Uzcan
Interested Director, President
and Chief Executive Officer

The European Equity Fund, Inc.
The views expressed in the preceding discussion reflect those of the portfolio management team generally through the end of the period of the report as stated
on the cover . The management team’s views are subject to change at any time based on market and other conditions and should not be construed as recommendations.
Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
1
The MSCI Europe Index tracks the performance of 15 developed markets in Europe. MSCI indices are calculated using closing local market prices and translate into U.S. dollars using the London close foreign exchange rates. Index returns do not reflect any fees or expenses and it is not possible to invest directly in the MSCI Europe Index.

Performance Summary
June 30, 2024 (Unaudited)
The European Equity Fund, Inc.

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and net asset value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the most recent performance of the Fund.
Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.
Growth of an Assumed $10,000 Investment
Yearly periods ended June 30
The growth of $10,000 is cumulative.
Average Annual Total Returns
as of 6/30/24
6-Month
‡
1-Year 5-Year 10-Year
Net Asset Value
(a)
3.89% 9.17% 7.87% 4.83%
Market Price
(a)
4.61% 6.45% 7.09% 4.10%
MSCI Europe Index
(b)
5.81% 11.68% 7.13% 4.16%

The European Equity Fund, Inc.
a
Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value during each period. Each figure includes reinvestments of income and capital gain distributions, if any, at market prices pursuant to the dividend reinvestment plan.
Total returns based on net asset value and market price will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares trade during the period. Expenses of the Fund include investment advisory and administration fees and other fund expenses. Total returns shown take into account these fees and expenses. The annualized expense ratio of the Fund for the six months ended June 30, 2024 was 1.49%.
b
The MSCI Europe Index tracks the performance of 15 developed markets in Europe.
MSCI indices are calculated using closing local market prices and translate into U.S.
dollars using the London close foreign exchange rates.
Index returns do not reflect any fees or expenses and it is not possible to invest directly in the MSCI Europe Index.
‡
Total returns shown for periods less than one year are not annualized.
Net Asset Value and Market Price
As of 6/30/24 As of 12/31/23
Net Asset Value
$
10.75
$
10.39
Market Price
$
8.98
$
8.62
Prices and Net Asset Value fluctuate and are not guaranteed.
Distribution Information
Per Share
Six Months as of 6/30/24:
Income Distribution
$
0.04
Distributions are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

Schedule of Investments
as of June 30, 2024 (Unaudited)
The accompanying notes are an integral part of the financial statements.
The European Equity Fund, Inc.

Shares Value ($)
Common Stocks 95.8%
Germany 22.7%
Air Freight & Logistics 1.5%
Deutsche Post AG 27,152 1,099,438
Diversified Telecommunication Services 2.9%
Deutsche Telekom AG (Registered) 83,257 2,094,648
Health Care Providers & Services 1.3%
Fresenius SE & Co KGaA* 30,534 912,155
Independent Power & Renewable Electricity Producers 1.2%
RWE AG 26,621 911,355
Insurance 2.9%
Allianz SE (Registered) 7,564 2,103,202
Interactive Media & Services 1.3%
Scout24 SE 144A 12,092 922,508
Machinery 2.0%
Daimler Truck Holding AG 17,444 694,754
Knorr-Bremse AG 9,357 714,856
1,409,610
Multi-Utilities 1.2%
E.ON SE 65,340 857,995
Passenger Airlines 0.7%
Deutsche Lufthansa AG (Registered) 81,593 499,207
Pharmaceuticals 1.5%
Merck KGaA 6,583 1,091,558
Semiconductors & Semiconductor Equipment 1.2%
Infineon Technologies AG 23,718 871,822
Software 1.7%
SAP SE 6,182 1,255,383
Textiles, Apparel & Luxury Goods 2.0%
adidas AG 3,033 724,719
Puma SE 16,346 750,857
1,475,576
Trading Companies & Distributors 1.3%
Brenntag SE 13,880 936,367
Total Germany (Cost $15,410,675) 16,440,824

The accompanying notes are an integral part of the financial statements.

The European Equity Fund, Inc.
Shares Value ($)
France 17.7%
Beverages 0.7%
Pernod Ricard SA 3,677 499,186
Building Products 2.0%
Cie de Saint-Gobain SA 19,060 1,483,103
Construction & Engineering 1.6%
Vinci SA 11,305 1,191,707
Insurance 3.6%
AXA SA 56,414 1,847,883
SCOR SE 28,500 722,523
2,570,406
IT Services 0.9%
Capgemini SE 3,101 617,030
Media 1.2%
Vivendi SE 85,716 896,037
Oil, Gas & Consumable Fuels 2.8%
TotalEnergies SE 30,148 2,013,482
Personal Care Products 1.4%
L'Oreal SA 2,239 983,746
Pharmaceuticals 1.6%
Sanofi SA 12,217 1,177,361
Textiles, Apparel & Luxury Goods 1.9%
LVMH Moet Hennessy Louis Vuitton SE 1,769 1,352,617
Total France (Cost $11,695,915) 12,784,675
United Kingdom 14.6%
Banks 3.6%
HSBC Holdings PLC 302,012 2,610,535
Commercial Services & Supplies 0.9%
Rentokil Initial PLC 115,540 673,495
Hotels, Restaurants & Leisure 2.4%
Compass Group PLC 63,078 1,722,045
Media 1.3%
Informa PLC 83,569 903,920
Oil, Gas & Consumable Fuels 1.8%
Shell PLC 36,870 1,320,644
Pharmaceuticals 1.8%
AstraZeneca PLC 8,552 1,335,544
Professional Services 2.0%
RELX PLC 31,571 1,452,055

The accompanying notes are an integral part of the financial statements.
The European Equity Fund, Inc.

Shares Value ($)
Trading Companies & Distributors 0.8%
Ashtead Group PLC 8,718 582,007
Total United Kingdom (Cost $7,472,555) 10,600,245
Netherlands 10.3%
Automobiles 1.0%
Stellantis NV 36,346 719,309
Banks 3.0%
ABN AMRO Bank NV (CVA) 144A 67,370 1,108,070
ING Groep NV 65,131 1,113,954
2,222,024
Entertainment 1.3%
Universal Music Group NV 30,562 909,717
Semiconductors & Semiconductor Equipment 5.0%
ASML Holding NV 3,463 3,577,765
Total Netherlands (Cost $3,872,122) 7,428,815
Switzerland 8.4%
Chemicals 2.7%
DSM-Firmenich AG 9,121 1,032,045
Sika AG (Registered) 3,153 902,160
1,934,205
Food Products 2.0%
Nestle SA (Registered) 13,981 1,426,563
Pharmaceuticals 1.9%
Roche Holding AG 5,062 1,405,016
Semiconductors & Semiconductor Equipment 1.0%
STMicroelectronics NV 18,529 731,911
Textiles, Apparel & Luxury Goods 0.8%
Cie Financiere Richemont SA ''A'' (Registered) 3,520 549,205
Total Switzerland (Cost $6,801,141) 6,046,900
Denmark 8.2%
Air Freight & Logistics 1.2%
DSV A/S 5,609 860,108
Pharmaceuticals 7.0%
Novo Nordisk A/S ''B'' 34,990 5,056,759
Total Denmark (Cost $1,766,731) 5,916,867

The accompanying notes are an integral part of the financial statements.

The European Equity Fund, Inc.
Shares Value ($)
Sweden 4.2%
Banks 2.4%
Swedbank AB ''A'' 85,000 1,749,889
Machinery 1.8%
Atlas Copco AB ''A'' 68,091 1,280,310
Total Sweden (Cost $2,024,768) 3,030,199
United States 2.8%
Construction Materials 2.8%
CRH PLC (Cost $1,354,353) (a) 27,092 2,018,884
Spain 2.7%
Banks 2.2%
Banco Santander SA 345,506 1,603,193
Specialty Retail 0.5%
Industria de Diseno Textil SA 7,236 359,446
Total Spain (Cost $1,698,960) 1,962,639
Italy 2.6%
Banks 1.6%
Intesa Sanpaolo SpA 309,588 1,151,412
Beverages 1.0%
Davide Campari-Milano NV 76,418 722,526
Total Italy (Cost $1,871,645) 1,873,938
Ireland 1.6%
Containers & Packaging 1.6%
Smurfit Kappa Group PLC (Cost $1,428,553) 26,343 1,174,223
Total Common Stocks (Cost $55,397,418) 69,278,209
Preferred Stocks 1.7%
Germany 1.7%
Automobiles 1.7%
Porsche Automobil Holding SE 12,572 568,606
Volkswagen AG 5,686 642,155
1,210,761
Total Germany (Cost $2,520,052) 1,210,761
Total Preferred Stocks (Cost $2,520,052) 1,210,761

The accompanying notes are an integral part of the financial statements.
The European Equity Fund, Inc.

Shares Value ($)
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 5.36%
(Cost $1,594,556) (b) 1,594,556 1,594,556
% of Net
Assets Value ($)
Total Investment Portfolio
(Cost $59,512,026) 99.7 72,083,526
Other Assets and Liabilities, Net
0.3 242, 648
Net Assets
100.0 72,326, 174
A summary of the Fund’s transactions with affiliated investments during the period ended
June 30, 2024 are as follows:
Net
Change
Value ($) at
12/31/2023
Purchases
Cost
($)
Sales
Proceeds
($)
Net
Real-
ized
Gain/
(Loss)
($)
in
Unreal-
ized
Appreci-
ation/
(Depreci-
ation)
($)
Income
($)
Capital
Gain
Distri-
butions
($)
Number
of Shares
at
6/30/2024
Value ($)
at
6/30/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 5.24%
(b) (c)
– 0(d) – – – 10,582 – – –
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 5.36% (b)
1,250,300 5,782,859 5,438,603 – – 44,088 – 1,594,556 1,594,556
1,250,300 5,782,859 5,438,603 – – 54,670 – 1,594,556 1,594,556
* Non-income producing security.
(a) CRH PLC is domiciled in United States and is listed on the London Stock Exchange.
(b) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

The accompanying notes are an integral part of the financial statements.

The European Equity Fund, Inc.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level.  Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.
(e) See Schedule of Investments for additional detailed categorizations .
144A: Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CVA: Credit Valuation Adjustment.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying
Notes to Financial Statements.
Assets Level 1 Level 2 Level 3 Total
Common Stocks and/or Other Equity Investments (e)
Germany $ 17,651,585 $ — $ — $ 17,651,585
France 12,784,675 — — 12,784,675
United Kingdom 10,600,245 — — 10,600,245
Netherlands 7,428,815 — — 7,428,815
Switzerland 6,046,900 — — 6,046,900
Denmark 5,916,867 — — 5,916,867
Sweden 3,030,199 — — 3,030,199
United States 2,018,884 — — 2,018,884
Spain 1,962,639 — — 1,962,639
Italy 1,873,938 — — 1,873,938
Ireland 1,174,223 — — 1,174,223
Short-Term Instruments (e) 1,594,556 — — 1,594,556
Total $ 72,083,526 $ — $ — $ 72,083,526

Statement of Assets and Liabilities
The accompanying notes are an integral part of the financial statements.
The European Equity Fund, Inc.

as of June 30, 2024 (Unaudited)
Assets
Investments in non-affiliated securities, at value (cost $57,917,470) $ 70,488,970
Investment in DWS Central Cash Management Government Fund
(cost $1,594,556) 1,594,556
Foreign currency, at value (cost $209,847) 205,877
Receivable for investments sold 242,972
Dividends receivable 49,650
Foreign taxes recoverable 261,503
Interest receivable 8,096
Other assets 30,547
Total assets 72,882,171
Liabilities
Payable for investments purchased 360,256
Investment advisory fee payable 39,443
Payable for Directors' fees and expenses 31,943
Administration fee payable 12,137
Accrued expenses and other liabilities 112,218
Total liabilities 555,997
Net assets $ 72,326,174
Net Assets Consist of
Distributable earnings (gain) 11,225,692
Paid-in capital 61,100,482
Net assets $ 72,326,174
Net Asset Value
Net assets value per share
($72,326,174 ÷ 6,727,389 shares of common stock issued and
outstanding, $.001 par value, 80,000,000 shares authorized) $ 10.75

Statement of Operations
The accompanying notes are an integral part of the financial statements.

The European Equity Fund, Inc.
for the six months ended June 30, 2024 (Unaudited)
Net Investment Income
Income:
Dividends (net of foreign withholding taxes of $257,645) $ 1,826,421
Income distributions — DWS Central Cash Management Government
Fund 44,088
Securities lending income, net of borrower rebates 10,582
Total investment income 1,881,091
Expenses:
Investment advisory fee 232,714
Administration fee 71,604
Custody and accounting fee 23,722
Services to shareholders 7,320
Reports to shareholders and shareholder meeting expenses 24,073
Directors' fees and expenses 51,142
Legal fees 58,693
Audit and tax fees 27,664
NYSE listing fee 11,820
Insurance 10,029
Miscellaneous 14,569
Net expenses 533,350
Net investment income 1,347,741
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments 1,927,317
Foreign currency (1,857)
Net realized gain (loss) 1,925,460
Change in net unrealized appreciation (depreciation) on:
Investments (685,642)
Foreign currency (15,607)
Change in net unrealized appreciation (depreciation) (701,249)
Net gain (loss) 1,224,211
Net increase (decrease) in net assets resulting from operations $ 2,571,952

Statements of Changes in Net Assets
The accompanying notes are an integral part of the financial statements.
The European Equity Fund, Inc.

Increase (Decrease) in Net Assets
Six Months
Ended
June 30, 2024
(Unaudited)
Year Ended
December 31,
2023
Operations:
Net investment income (loss)   $ 1,347,741   $ 1,012,254
Net realized gain (loss) 1,925,460 (2,131,341)
Change in net unrealized appreciation (depreciation) (701,249) 12,986,615
Net increase (decrease) in net assets resulting from
operations 2,571,952 11,867,528
Distributions to shareholders (253,842) (1,174,079)
Fund share transactions:
Net proceeds from reinvestment of distributions 270,954 272,836
Shares repurchased (1,039,072) (1,007,771)
Net increase (decrease) in net assets from Fund share
transactions (768,118) (734,935)
Total increase (decrease) in net assets 1,549,992 9,958,514
Net assets at beginning of period 70,776,182 60,817,668
Net assets at end of period   $ 72,326,174   $ 70,776,182
Other Information
Shares outstanding at beginning of period 6,813,832 6,902,996
Shares issued from reinvestment of distributions 31,877 32,196
Shares repurchased (118,320) (121,360)
Shares outstanding at end of period 6,727,389 6,813,832

Financial Highlights
The accompanying notes are an integral part of the financial statements.

The European Equity Fund, Inc.
Six Months
Ended 6/30/24 Years Ended December 31,
(Unaudited)   2023 2022 2021 2020 2019
Per Share Operating Performance
Net asset value, beginning of
period
$
10.39
$
8.81
$
11.95
$
12.09
$
10.73
$
9.04
Income (loss) from investment operations:
Net investment income
(loss)
a
.20 .15 .16 .15 .10 .15
Net realized and unrealized
gain (loss) on investments
and foreign currency .18 1.58 (2.40) 1.11 1.38 2.03
Total from investment
operations .38 1.73 (2.24) 1.26 1.48 2.18
Less distributions from:
Net investment income (.04) (.17) (.29) (.11) (.13) (.13)
Net realized gains – – (.58) (1.39) (.07) (.39)
Total distributions (.04) (.17) (.87) (1.50) (.20) (.52)
Dilution in net asset value from
dividend reinvestment (.01) (.01) (.10) – (.01) (.01)
Increase resulting from share
repurchases .03 .03 .07 .10 .09 .04
Net asset value, end of period
$
10.75
$
10.39
$
8.81
$
11.95
$
12.09
$
10.73
Market value, end of period
$
8.98
$
8.62
$
7.50
$
10.37
$
10.40
$
9.38
Total Investment Return for the Period
b
Based upon market value (%) 4.61
**
17.27 (19.12) 15.23 13.28 28.29
Based upon net asset value (%) 3.89
**
20.33
c
(17.55)
c
14.22 15.12 25.48

Financial Highlights (continued)
The accompanying notes are an integral part of the financial statements.
The European Equity Fund, Inc.

Six Months
Ended 6/30/24 Years Ended December 31,
(Unaudited)   2023 2022 2021 2020 2019
Ratios to Average Net Assets
Total expenses before expense
reductions (%) 1.49
*
1.55 1.57 1.28 1.30 1.33
Total expenses after expense
reductions (%) 1.49
*
1. 45 1. 4 7 1.28 1.30 1.33
Net investment income (%) 1.87
**
1.50 1.66 1.16 .93 1.51
Portfolio turnover (%) 11
**
13 25 57 25 60
Net assets at end of period
($ thousands) 72,326 70,776 60,818 81,109 87,186 81,254
a
Based on average shares outstanding during the period.
b
Total investment return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market value reflects changes in market value during each period. Each figure includes reinvestments of dividend and capital gain distributions, if any.
These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares trade during the period.
c
Total return would have been lower had certain expenses not been reduced.
*
Annualized.
**
Not annualized.

The European Equity Fund, Inc.
Notes to Financial Statements
(Unaudited)
A. Accounting Policies
The European Equity Fund, Inc. (the “Fund”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”) and was incorporated in Delaware on April 8, 1986 as a diversified, closed-end management investment company. Investment operations commenced on
July 23, 1986. The Fund reincorporated in Maryland on August 29, 1990 and, on October 16, 1996, the Fund changed from a diversified to a non-
diversified company. The Fund became a diversified fund on October 31,
2008.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S.
GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation.
The Fund calculates its net asset value (“NAV”) per
share for publication at the close of regular trading on Deutsche Börse
XETRA, normally at 11:30 a.m., New York time.
The Fund’s Board has designated DWS International GmbH (the “Advisor”)
as the valuation designee for the Fund pursuant to Rule 2a-5 under the
1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”)
typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level
1 includes quoted prices in active markets for identical securities. Level
2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade prior to the time of valuation. Securities for which no sales are reported are valued at the calculated mean between

The European Equity Fund, Inc.

the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Investments in open-end investment companies are valued and traded at their NAV each business day and are categorized as Level 1.
Purchased options are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and, with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.
Securities Transactions and Investment Income.
Investment transactions
are accounted for on a trade date plus one basis for daily NAV calculation.
However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) for investments.
Securities Lending.
National Financial Services LLC (Fidelity Agency
Lending), as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During

The European Equity Fund, Inc.
the term of the loans, the Fund continues to receive dividends generated by the securities and to participate in any changes in their market value.
The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement.
During the six months ended June 30, 2024, the Fund invested the cash collateral into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment
Management Americas, Inc. receives a management/administration fee
(0.13% annualized effective rate as of June 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund
receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
The Fund had no securities on loan at June 30, 2024.
Foreign Currency Translation.
The books and records of the Fund are
maintained in United States dollars.
Assets and liabilities denominated in foreign currency are translated into United States dollars at the prevailing exchange rates at period end.
Purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange

The European Equity Fund, Inc.

rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
At June 30, 2024, the exchange rate was EUR €1.00 to USD $1.07.
Contingencies.
In the normal course of business, the Fund may enter into
contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the
Fund expects the risk of loss to be remote.
Taxes.
The Fund’s policy is to comply with the requirements of the Internal
Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At December 31, 2023, the Fund had a net tax basis capital loss carryforward of approximately $3,891,000, which may be applied against realized net taxable capital gains indefinitely, including short-term losses
($1,624,000) and long-term losses (2,267,000).
At June 30, 2024, the aggregate cost of investments for federal income tax purposes was $59,512,021. The net unrealized appreciation for all investments based on tax cost was $12,571,505. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $20,048,758 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $7,477,253.
The Fund has reviewed the tax positions for the open tax years as of
December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examinations by the Internal Revenue Service.
Dividends and Distributions to Shareholders.
The Fund records dividends
and distributions to its shareholders on the ex-dividend date. The timing and character of certain income and capital gain distributions are determined annually in accordance with United States federal income tax regulations, which may differ from accounting principles generally

The European Equity Fund, Inc.
accepted in the United States of America. These differences primarily relate to restructuring of certain securities. The Fund may utilize a portion of the proceeds from capital share repurchases as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the NAV of the
Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
B. Investment Advisory and Administration Agreements
The Fund is party to an Investment Advisory Agreement with DWS
International GmbH (“DWSI”). The Fund also has an Administration
Agreement with DWS Investment Management Americas, Inc. (“DIMA”).
DWSI and DIMA are affiliated companies.
Under the Investment Advisory Agreement with DWSI, DWSI directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. DWSI determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The Investment Advisory Agreement provides DWSI with a fee, computed weekly and payable monthly, at the annual rate of 0.65% of the Fund’s average weekly net assets up to and including $100 million, and 0.60% of such assets in excess of $100 million.
Accordingly, for the six months ended June 30, 2024, the fee pursuant to the Investment Advisory Agreement aggregated $232,714 and was equivalent to an annualized rate of 0.65% of the Fund’s average weekly net assets.
Under the Administration Agreement with DIMA, DIMA provides certain fund administration services to the Fund. The Administration Agreement provides DIMA with an annual fee, computed weekly and payable monthly, of 0.20% of the Fund’s average weekly net assets.
C. Transactions with Affiliates
DWS Service Company (“DSC”), an affiliate of DIMA, is the transfer agent, dividend-paying agent and shareholder service agent of the
Fund. Pursuant to a sub-transfer agency agreement between DSC and
SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent and dividend-paying agent functions to SS&C. DSC compensates SS&C out of the fee it receives from the Fund. For the six months ended June 30, 2024,

The European Equity Fund, Inc.

the amount charged to the Fund by DSC included in the Statement of
Operations under “Services to shareholders” aggregated $5,986, of which
$986 is unpaid.
Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders and shareholder meeting expenses” aggregated $4,419, of which all is unpaid.
Deutsche Bank AG, the majority shareholder in the DWS Group, and its affiliates may receive brokerage commissions as a result of executing agency transactions in portfolio securities on behalf of the Fund, that the
Board determined were effected in compliance with the Fund’s Rule 17e-1 procedures. For the six months ended June 30, 2024, Deutsche Bank did not receive brokerage commissions from the Fund.
Certain Officers of the Fund are also officers of DIMA.
The Fund pays each Director who is not an “interested person” of DIMA or DWS International GmbH retainer fees plus specified amounts for attended board and committee meetings.
The Fund may invest cash balances in DWS Central Cash Management
Government Fund, which is managed by DIMA. The Fund indirectly bears its proportionate share of the expenses of DWS Central Cash Management
Government Fund. DWS Central Cash Management Government Fund
does not pay DIMA an investment management fee. DWS Central Cash
Management Government Fund seeks maximum current income to the extent consistent with stability of principal.
D. Portfolio Securities
Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2024 were $7,420,038 and
$8,397,897, respectively.
E. Capital
During the six months ended June 30, 2024 and the year ended December
31, 2023, the Fund purchased 118,320 and 121,360 of its shares of common stock on the open market at a total cost of $1,039,071 and
$1,007,771 ($8.78 and $8.30 average per share), respectively. The average discount of these purchased shares, comparing the purchase price to the NAV per share at the time of purchase, was 16.88% and 14.74%, respectively.

The European Equity Fund, Inc.
During the six months ended June 30, 2024 and the year ended December
31, 2023, the Fund issued for dividend reinvestment 31,877 and 32,196 shares, respectively. The average discount of these issued shares, comparing the issue price to the NAV per share at the time of issuance, was 17.28% and 13.00%, respectively.
F. Share Repurchases
On July 29, 2022, the Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to repurchase up to 708,104 shares during the period from
August 1, 2022 through July 31, 2023. The Fund repurchased 222,279 shares between August 1, 2022 and July 31, 2023. On July 28, 2023, the
Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to repurchase up to 687,213 shares during the period from August 1, 2023 through July 31,
2024. The Fund repurchased 169,141 shares between August 1, 2023 and
June 30, 2024. On July 25, 2024, the Fund announced that the Board of
Directors approved an extension of the current repurchase authorization permitting the Fund to continue to purchase outstanding shares of its common stock in open-market transactions over the twelve-month period from August 1, 2024 through July 31, 2025.
Repurchases will be made when the Fund’s shares trade at a discount to net asset value (“NAV”) and such purchases are deemed to be in the best interests of the Fund. The amount and timing of the repurchases will be at the discretion of DIMA, the Funds’ administrator, and subject to market conditions and investment considerations. There can be no assurance that the Fund’s repurchases will reduce the spread between the market price of the Fund’s shares referred to below and its NAV per share.
Monthly updates concerning the Fund’s repurchase program are available on its Web site at dws.com .
G. Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At June 30, 2024, there were three shareholders that held approximately 28%, 10% and 5%, respectively, of the outstanding shares of the Fund.

Report of Annual Meeting
of Stockholders
(Unaudited)
The European Equity Fund, Inc.

The Annual Meeting of Stockholders (the “Meeting”) of The European
Equity Fund, Inc. was held on June 27, 2024. At the close of business on May 2, 2024, the record date for the determination of stockholders entitled to vote at the Meeting, there were issued and outstanding
6,752,709 shares of the Fund’s common stock, each share being entitled to one vote, constituting all of the Fund’s outstanding voting securities. At the Meeting, the holders of 5,484,849 shares of the Fund’s common stock were represented in person or by proxy, constituting a quorum. At the
Meeting, the following matters were voted upon by the stockholders. The resulting votes are presented below:
1. To elect two (2) Class I Directors, each to serve for a term of three years and until his or her successor is elected and qualifies.
The other Directors of the Fund whose terms continued after the Meeting are Ms. Fiona Flannery, Dr. Holger Hatje, Mr. Bernhard Koepp and Dr.
Wolfgang Leoni.
2. To ratify the appointment by the Audit Committee and the Board of
Directors of Ernst & Young LLP, an independent public accounting firm, as independent auditors for the fiscal year ending December 31, 2024.
3. To approve a stockholder proposal asking the Fund to take steps to declassify the Board of Directors of the Fund.
In light of the vote on the stockholder proposal, which is an advisory proposal, the Board of Directors intends to carefully evaluate the declassification of the Fund's Board of Directors.
Number of Votes:
For Withheld
Ms. Hepsen Uzcan 5,307,271 177,578
Mr. Christian M. Zügel 5,156,447 328,403
Number of Votes:
For Against Abstain
5,337,810 103,847 43,192
Number of Votes:
For Against Abstain
3,305,999 717,234 174,986

Additional Information

The European Equity Fund, Inc.
Automated
Information Lines
DWS Closed-End Fund Info Line
(800) 349-4281
Web Site dws.com
Obtain fact sheets, financial reports, press releases and webcasts when available.
Written
Correspondence
DWS
Attn: Secretary of the DWS Funds
100 Summer Street
Boston, MA 02110
Legal Counsel Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004
Dividend
Reinvestment
Plan Agent
SS&C GIDS, Inc.
333 W. 11th Street, 5th Floor
Kansas City, MO 64105
Shareholder
Service Agent and
Transfer Agent
DWS Service Company
P.O. Box 219066
Kansas City, MO 64121-9066
(800) 437-6269
Custodian Brown Brothers Harriman & Company
50 Post Office Square
Boston, MA 02110
Independent
Registered Public
Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Proxy Voting A description of the Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available on our Web site — dws.com/en-us/resources/proxy-voting or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 437-6269.

The European Equity Fund, Inc.

Portfolio Holdings Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Investment
Management
DWS International GmbH, which is part of DWS Group, is the
investment advisor for the Fund. DWS International GmbH provides a full range of investment advisory services to both institutional and retail clients. DWS International GmbH is a direct, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
Open Market
Purchases by the
Fund
Notice is hereby given in accordance with Section 23(c) of the
Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.
Voluntary Cash
Purchase Program
and Dividend
Reinvestment Plan
The Fund offers shareholders a Voluntary Cash Purchase Program and Dividend Reinvestment Plan (“Plan”) which provides for
optional cash purchases and for the automatic reinvestment of dividends and distributions payable by the Fund in additional Fund shares. Plan participants may invest as little as $100 in any month and may invest up to $36,000 annually. The Plan allows current shareholders who are not already participants in the Plan and first time investors to enroll in the Plan by making an initial cash deposit of at least $250 with the plan agent. Share purchases are combined to receive a beneficial brokerage fee. A brochure is available by writing or telephoning the transfer agent:
DWS Service Company
P.O. Box 219066
Kansas City, MO 64105
Tel.: 1-800-437-6269
NYSE Symbol EEA
Nasdaq Symbol XEEAX
CUSIP Number 298768102

Notes

Notes

Notes

There are three closed-end funds investing in European equities advised and administered by wholly owned subsidiaries of the DWS
Group:
The Central and Eastern Europe Fund, Inc. — investing primarily in equity or equity-linked securities of issuers domiciled in Central and Eastern Europe (with normally at least 80% in securities of issuers domiciled in countries in Central and Eastern Europe).
The European Equity Fund, Inc. — investing primarily in equity or equity-linked securities of issuers domiciled in Europe (with normally at least 80% in securities of issuers domiciled in Europe).
The New Germany Fund, Inc. — investing primarily in equity or equity-linked securities of middle market German companies with up to 20% in other Western European companies (with no more
than 15% in any single country).
Please consult your broker for advice on any of the above or call
1-800-437-6269 for shareholder reports.

875 Third Avenue
New York, NY 10022
EEA-3
R-028303-13 (8/24)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs

January 1 through January 31	19,000	$ 8.54	19,000	617,392
February 1 through February 29	27,000	$ 8.60	27,000	590,392
March 1 through March 31	21,449	$ 8.95	21,449	568,943
April 1 through April 30	25,551	$ 8.72	25,551	543,392
May 1 through May 31	3,500	$ 9.00	3,500	539,892
June 1 through June 30	21,820	$ 9.09	21,820	518,072

Total	118,320	$ 8.78	118,320

On July 28, 2023, the Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to repurchase up to 687,213 shares during the period from August 1, 2023 through July 31, 2024. The Fund repurchased 169,141 shares between August 1, 2023 and June 30, 2024.

On July 25, 2024, the Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to continue to purchase outstanding shares of its common stock in open-market transactions over the twelve-month period from August 1, 2024 through July 31, 2025.

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which stockholders may recommend nominees to the Fund’s Board. The Nominating and Governance Committee will consider nominee candidates properly submitted by stockholders in accordance with applicable law, the Fund's Articles of Incorporation or By-laws, resolutions of the Board and the qualifications and procedures set forth in the Nominating and Governance Committee Charter and this proxy statement. The Nominating and Governance Committee's Charter requires that a stockholder or group of stockholders seeking to submit a nominee candidate (i) must have beneficially owned at least 5% of the Fund's common stock for at least two years, (ii) may submit only one nominee candidate for any particular meeting of stockholders, and (iii) may submit a nominee candidate for only an annual meeting or other meeting of stockholders at which directors will be elected. The stockholder or group of stockholders must provide notice of the proposed nominee pursuant to the requirements found in the Fund's By-laws. Generally, this notice must be received not less than 90 days nor more than 120 days prior to the first anniversary of the date of mailing of the notice for the preceding year's annual meeting. Such notice shall include the specific information required by the Fund's By-laws. The Nominating and Governance Committee will evaluate nominee candidates properly submitted by stockholders on the same basis as it considers and evaluates candidates recommended by other sources.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/29/2024